Long-term investments and notes receivable	12 Months Ended
Dec. 31, 2012
Long-term investments and notes receivable
8.	Long-term investments and notes receivable

Long-term investments and notes receivable consist of the following:

	2012	2011
Red Lily Senior loan, interest at 6.31% (a)	$11,588	$13,000
Red Lily Subordinated loan, interest at 12.5% (a)	6,565	6,565
32.4% of Class B non-voting shares of Kirkland Lake Power Corp.	4,926	4,926
25% of Class B non-voting shares of Cochrane Power Corporation	4,669	5,382
45% interest in the Algonquin Power (Rattle Brook) Partnership	3,884	3,784
Chapais Énergie, Société en Commandite interest at 10.789% and 4.91%, respectively	2,448	2,913
Silverleaf resorts loan, interest at 15.48% maturing July 2020	2,010	2,056
50% interest in the Valley Power Partnership	1,767	1,676
Other	326	—

	38,183	40,302
Less: current portion	(537)	(482)

Total long term investments and notes receivable	$37,646	$39,820

The above notes are secured by the underlying assets of the respective facilities. There is no impairment provision in regards to the notes receivable as at December 31, 2012 and 2011.

(a)	Red Lily I

The Red Lily I Partnership (“Partnership”) is owned by an independent investor. The Company provides operation and supervision services to the Red Lily I project, a 26.4 megawatt wind energy facility located in south-eastern Saskatchewan.

The Company’s investment in Red Lily I is in the form of participation in a portion of the senior debt facility, and a subordinated debt facility from the Partnership. In 2011, APUC advanced $13,000 under a senior debt facility to the Partnership and received a pre-payment of $1,412 in 2012. Another third party lender has also advanced $31,000 of senior debt to the Partnership. The Company’s senior loan to the Partnership earns interest at the rate of 6.31% and will mature in 2016. Both tranches of senior debt are secured by substantially all the assets of the Partnership on a pari passu basis.

The subordinated loan earns an interest rate of 12.5%, the principal matures in 2036 but is repayable by the Partnership in whole or in part at any time after 2016, without a pre-payment premium. The subordinated loan is secured by substantially all the assets of the Partnership but is subordinated to the senior debt.

A second tranche of subordinated loan for an amount equal to the amounts outstanding on Tranche 2 of the senior debt but no greater than $17,000 will be advanced in 2016 by the Company. The proceeds from this additional subordinated debt are required to be used to repay Tranche 2 of the Partnership’s senior debt, including APUC’s portion.

In connection with the subordinated debt facility, the Company has been granted an option to subscribe for a 75% equity interest in the Partnership in exchange for the outstanding amount on its subordinated loan of up to $19,500, exercisable for a period of 90 days commencing in 2016. The fair value of the conversion option as at December 31, 2012 and 2011 was determined to be negligible.